OTHER PAYABLES	12 Months Ended
Jun. 30, 2025
OTHER PAYABLES
OTHER PAYABLES

NOTE 13. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥1,610,455	¥2,211,757	$308,749
Distributors and employees	586,929	2,837,272	396,068
Accrued expenses	229,385	523,917	73,136
Others	342,916	581,943	81,236
Total	¥2,769,685	¥6,154,889	$859,189

	June 30,	June 30,	June 30,
	2024	2025	2025
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥1,453,910	¥2,382,218	$332,545
Due to family members of the owners of BHD and FGS	845,159	545,159	76,101
Total	¥2,299,069	¥2,927,377	$408,646